Investment Objectives and Goals - Acuitas US Microcap Fund	Nov. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - ACUITAS US MICROCAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Acuitas US Microcap Fund’s (the “Fund”) investment objective is capital appreciation.